SCHEDULE OF WEIGHTED AVERAGE REMAINING LEASE TERMS AND DISCOUNT RATES (Details)		Mar. 31, 2024	Sep. 30, 2023
Equipment Lease [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Weighted average remaining lease term		1 year 2 months 1 day	1 year 8 months 1 day
Weighted average discount rate	[1]	5.00%	5.00%
Office Lease Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Weighted average remaining lease term		2 years 5 months 1 day	2 years 10 months 28 days
Weighted average discount rate	[2]	5.00%	5.00%

[1]	The Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to the Company from its lessors. Instead, the Company estimates its incremental borrowing rate based on the benchmark lending rate for three-year loans as published by Malaysia’s central bank in order to discount lease payments to present value.
[2]	The Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to the Company from its lessors. Instead, the Company estimates its incremental borrowing rate based on the benchmark lending rate for three-year loans as published by Malaysia’s central bank in order to discount lease payments to present value.